Cash flows reconciliation	12 Months Ended
Dec. 31, 2024
Cash Flows Reconciliation
Cash flows reconciliation

11. Cash flows reconciliation

a) Cash flow from operating activities

		Year ended December 31,
	Notes	2024	2023	2022
Cash flow from operating activities:
Income before income taxes		6,696	11,151	19,781
Adjusted for:
Equity results and other results in associates and joint ventures	16	269	1,108	(305)
(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net	20	(301)	266	(773)
Provisions related to Brumadinho	26	116	461	400
Provision for de-characterization of dams	28	(206)	153	72
Depreciation, depletion and amortization		3,057	3,070	3,171
Financial results, net	7	3,823	1,946	(2,268)
Changes in assets and liabilities:
Accounts receivable	12	1,668	197	(325)
Inventories	13	(549)	(214)	45
Suppliers and contractors	14	(360)	637	495
Other assets and liabilities, net		(446)	(1,523)	(1,531)
Cash flow from operations		13,767	17,252	18,762

b) Cash flow from investing activities

		Year ended December 31,
	Notes	2024	2023	2022
Cash paid for the purchase of Anglo American Brasil shares	17(a)	(30)	-	-
Proceeds from partial disposal of VODC shares	17(b)	600	-	-
Cash paid for the acquisition of Aliança Energia shares	17(c)	(493)	-	-
Proceeds from the partial disposal of PTVI shares	17(d)	155	-	-
Proceeds from the partial disposal of VBML shares	17(e)	2,455	-	-
Disbursement related to MRN sale	17(f)	-	(72)	-
Proceeds from the divestment of Companhia Siderúrgica do Pecém	17(h)	-	1,082	-
Cash contribution to Companhia Siderúrgica do Pecém	17(h)	-	(1,149)	-
Proceeds from the sale of Midwestern System	17(i)	-	-	140
Proceeds from the sale of California Steel Industries	17(j)	-	-	437
Cash received (paid) from disposal and acquisition of investments, net		2,687	(139)	577

c) Reconciliation of debt to cash flows arising from financing activities

	Quoted in the secondary market	Debt contracts in Brazil	Debt contracts on the international market	Total
December 31, 2022	6,497	280	4,404	11,181
Additions	1,500	-	450	1,950
Payments (i)	(542)	(50)	(66)	(658)
Interest paid (ii)	(454)	(24)	(265)	(743)
Cash flow from financing activities	504	(74)	119	549
Effect of exchange rate	19	20	(64)	(25)
Interest accretion	454	24	288	766
Non-cash changes	473	44	224	741
December 31, 2023	7,474	250	4,747	12,471
Additions	2,033	-	2,822	4,855
Payments (i)	(1,037)	(46)	(1,522)	(2,605)
Interest paid (ii)	(527)	(20)	(321)	(868)
Cash flow from financing activities	469	(66)	979	1,382
Acquisition of Aliança Energia	214	32	-	246
Effect of exchange rate	(121)	101	(164)	(184)
Interest accretion	503	20	354	877
Non-cash changes	596	153	190	939
December 31, 2024	8,539	337	5,916	14,792

(i)	Includes bond premium repurchase.
(ii)	Classified as operating activities in the statement of cash flows.

Funding

•	In January 2025 (subsequent event), the Company contracted a loan of US$270 with commercial banks indexed to Secured Overnight Financing Rate (“SOFR”) plus spread adjustments and maturing in 2029.

•	In December 2024, the Company contracted a loan of US$50 with DBS Bank indexed to SOFR plus spread adjustments and maturing in 2026.

•	In December 2024, the Company contracted a loan of US$250 with The Hongkong and Shanghai Banking Corporation indexed to SOFR plus spread adjustments and maturing in 2028.

•	In November 2024, the Company contracted a loan of US$300 with BBM Bank indexed to SOFR plus spread adjustments and maturing in 2029.

•	In October 2024, the Company issued debentures of US$1 billion (R$6 billion) indexed to IPCA plus 6.38% to 6.43% per year, paid semi-annually, and maturing in 2034, 2036 and 2039. The proceeds were received in November 2024 and will be used in infrastructure projects related with the railway concessions.

•	In October 2024, the Company contracted a loan of US$300 with Bank of Nova Scotia indexed to SOFR plus spread adjustments and maturing in 2027.

•	In September 2024, the Company contracted a loan of US$187 with China Construction Bank indexed to SOFR plus spread adjustments and maturing in 2029.

•	In September 2024, the Company contracted a loan of US$300 with Bank of China indexed to SOFR plus spread adjustments and maturing in 2029.

•	In July 2024, the Company contracted a loan of US$475 with The Bank of Nova Scotia indexed to SOFR plus spread adjustments and maturing in 2027.

•	In June 2024, the Company issued bonds of US$1 billion with a coupon of 6.40% per year, payable semi-annually, and maturing in 2054.

•	In April 2024, the Company contracted a loan of US$90 with the Canadian Imperial Bank of Commerce (“CIBC”) indexed to SOFR plus spread adjustments and maturing in 2024.

•	In March 2024, the Company contracted a loan of US$360 with the Japan Bank of International Cooperation (“JBIC”) indexed to SOFR plus spread adjustments and maturing in 2035.

•	In March 2024, the Company contracted a loan of US$60 with the CIBC indexed to SOFR plus spread adjustments and maturing in 2024.

•	In February 2024, the Company contracted a loan of US$166 with Banco Santander indexed to SOFR plus spread adjustments and maturing in 2025.

•	In February 2024, the Company contracted a loan of US$34 with Credit Agricole Bank indexed to SOFR plus spread adjustments and maturing in 2025.

•	From January to February 2024, the Company contracted a loan of US$250 with Banco Bradesco with a fixed rate maturing in 2025.

•	In September 2023, the Company contracted a loan of US$150 with Citibank, indexed to SOFR with spread adjustments and maturing in 2028.

•	In June 2023, Vale issued notes of US$1,500 with a coupon of 6.125% per year, payable semi-annually, and maturing in 2033.

•	In March 2023, the Company contracted a loan of US$300 with the Industrial and Commercial Bank of China Limited, Panama Branch (“ICBC”) indexed to SOFR with spread adjustments and maturing in 2028.

Payments

•	In November 2024, the Company settled the loan contracted with HSBC Bank, in the amount of US$250.

•	In August 2024, the Company settled the loan contracted with Credit Agricole Bank, in the amount of US$34.

•	In July 2024, Vale redeemed notes with maturity date in 2026, and repurchased notes with maturity date in 2036 and 2039, in the total amount of US$970 and paid a premium of US$50, recorded as “Bond premium repurchase” in the financial results for the year ended December 31, 2024.

•	In July 2024, the Company settled the loan contracted with CIBC, in the amount of US$90.

•	In July 2024, the Company settled the loan contracted with The Bank of Nova Scotia, in the amount of US$475.

•	In January 2024, the Company paid principal and interest of debentures, in the amount of US$46.

•	In June 2023, Vale repurchased notes with maturity date in 2026, 2036 and 2039, in the total amount of US$500 and paid a premium of US$22, recorded as “financial expenses” in the income statement for the year period ended December 31, 2023.

•	In January 2023, the Company paid principal and interest of debentures, in the amount of US$24.

d) Non-cash transactions

	Year ended December 31,
	2024	2023	2022
Non-cash transactions:
Additions to PP&E with capitalized loans and borrowing costs	36	19	47